REVENUE AND CUSTOMER CONCENTRATIONS - Narrative (Details)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) contract vessel	Dec. 31, 2017 contract
Disaggregation of Revenue [Line Items]
Number of longer term time charter contracts | contract		2	0
Aggregate cost of vessels	$ 186,649,000	$ 413,949,000
Carrying value of vessels	178,206,000	176,914,000
Accumulated depreciation	8,443,000	$ 237,035,000
Unamortized deferred costs of obtaining or fulfilling a contract	$ 0
Crew boats, long-term time charter contracts
Disaggregation of Revenue [Line Items]
Number vessels with long term time charter contracts | vessel	4
Carrying value of vessels	$ 6,300,000
PSVs, long-term time charter contract
Disaggregation of Revenue [Line Items]
Number vessels with long term time charter contracts | vessel		2
Aggregate cost of vessels		$ 82,700,000
Carrying value of vessels		47,900,000
Accumulated depreciation		$ 34,800,000